Restricted cash (Tables)	12 Months Ended
Jun. 30, 2024
Restricted Cash
Schedule of restricted cash
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Bank guarantee security deposit	292	608	1,195